KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—18.2%
AT&T, Inc.	51,059	$1,544
BCE, Inc.	42,130	1,760
Spark New Zealand Ltd.	622,930	1,843
Verizon Communications, Inc.	16,513	910
		6,057

Consumer Discretionary—2.6%
Leggett & Platt, Inc.	24,347	856
Consumer Staples—9.0%
Coca-Cola Co. (The)	21,094	943
Kimberly-Clark Corp.	3,639	514
PepsiCo, Inc.	5,178	685
Tate & Lyle plc	103,051	852
		2,994

Financials—14.5%
Bank of Hawaii Corp.	5,539	340
PNC Financial Services Group, Inc. (The)	6,070	639
Royal Bank of Canada	20,510	1,391
Tokio Marine Holdings, Inc.	22,920	1,003
Zurich Insurance Group AG	1,260	444
Zurich Insurance Group AG ADR	28,348	1,000
		4,817

Health Care—15.5%
GlaxoSmithKline plc	34,600	702
GlaxoSmithKline plc Sponsored ADR	23,616	963
Johnson & Johnson	3,443	484
Merck & Co., Inc.	10,719	829
Patterson Cos., Inc.	56,684	1,247
Pfizer, Inc.	19,111	625
Sonic Healthcare Ltd.	14,850	314
		5,164

Industrials—11.2%
3M Co.	4,478	698
Adecco Group AG	10,000	469
Fastenal Co.	8,160	350
Snap-on, Inc.	5,114	708
Watsco, Inc.	8,422	1,497
		3,722

Information Technology—12.2%
Analog Devices, Inc.	3,529	433
	Shares	Value

Information Technology—continued
Cisco Systems, Inc.	23,557	$1,099
International Business Machines Corp.	12,974	1,567
Paychex, Inc.	12,825	971
		4,070

Materials—4.1%
Eastman Chemical Co.	10,325	719
Kemira OYJ	26,140	337
Sonoco Products Co.	5,920	309
		1,365

Real Estate—1.5%
Crown Castle International Corp.	2,997	501
Utilities—9.6%
Fortis, Inc.	34,870	1,328
NextEra Energy, Inc.	656	158
Southern Co. (The)	25,155	1,304
WEC Energy Group, Inc.	4,602	403
		3,193

Total Common Stocks (Identified Cost $32,001)		32,739

Total Long-Term Investments—98.4% (Identified Cost $32,001)		32,739

TOTAL INVESTMENTS—98.4% (Identified Cost $32,001)		$32,739
Other assets and liabilities, net—1.6%		537
NET ASSETS—100.0%		$33,276

Abbreviation:
ADR	American Depositary Receipt

Country Weightings†
United States	63%
Canada	13
United Kingdom	8
Switzerland	6
New Zealand	5
Japan	3
Finland	1
Other	1
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Schedule of Investments

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$32,739	$29,579	$3,160
Total Investments	$32,739	$29,579	$3,160
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

KAR GLOBAL QUALITY DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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